Other Current Assets - Schedule of Other Current Assets (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Other Current Assets [Abstract]
Value-added tax recoverable, current		¥ 6,325,179	¥ 5,384,032
Deposits		2,369,519	2,243,087
Others		493,938	1,430,653
Total	$ 1,349,107	¥ 9,188,636	¥ 9,057,772